PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
PROPERTY AND EQUIPMENT [abstract]
Net book value of assets no longer in use disposed	$ 90,100
Proceeds from sales of property and equipment
Losses on disposals of property and equipment	90,100
Depreciation expense	383,098
Depreciation expense allocated to inventory	$ 354,560